Right to Use Assets and Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Right To Use Assets And Lease Liability
Schedule of Right Use of Assets	Right to use assets is summarized below:
September 30, 2020
Right to use assets, net – related party	$47,147
Right to use assets, net	41,136
Right to use assets, net	297,153
Total	$385,436
Right to use assets is summarized below:
December 31,
Right to use assets, net – related party	$69,884
Right to use assets, net	53,799
Right to use assets, net	349,559
Total	$473,242

Schedule of Lease Liability

Lease liability is summarized below:

September 30, 2020
Right to use liability, net – related party	49,466
Right to use liability, net	42,918
Right to use liability, net	305,958
Total	398,342
Less: short term portion	$(122,028)
Long term position	$276,314

Lease liability is summarized below:

December 31,
Right to use liability, net – related party	55,372
Right to use liability, net	70,901
Right to use liability, net	353,686
Total	479,959
Less: short term portion	$(110,678)
Long term position	$369,281

Schedule of Lease Cost

Lease expense for the nine months ended September 30, 2020 was comprised of the following:

Operating lease expense	$33,866
Operating lease expense	$34,743
Operating lease expense – related party	$9,819
Lease expense for the year ended December 31, 2019 was comprised of the following:
Operating lease expense	$43,666
Operating lease expense	$64,327
Operating lease expense – related party	$14,793